Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Best estimate of future payments for guarantee obligations
Maximum potential payments (1)
December 31, ($ in millions) 2023 2022
Performance guarantees

3,451 4,300
Financial guarantees

94 96
Total 3,545 4,396
Maximum potential payments include amounts in both continuing and discontinued operations.

Provisions for warranties
($ in millions) 2023 2022 2021
Balance at January 1, 1,028 1,005 1,035
Net change in warranties

due to acquisitions,

divestments and spin-offs
— (24) 1
Claims paid in cash or

in kind

(171) (157) (222)
Net increase in provision

for changes in
estimates, warranties issued

and warranties expired

327 252 226
Exchange rate differences

26 (48) (35)
Balance at December 31, 1,210 1,028 1,005